Commitments	12 Months Ended
Dec. 31, 2023
Disclosure Of Commitments [Abstract]
Commitments	Commitments
As at December 31, 2023, the Company had the following commitments (in addition to those disclosed elsewhere in these financial statements):

•For payments of $40 million for underground development, $11 million for mobile equipment, $9 million related to the solar plant expansion, $2 million related to plant and powerhouse maintenance, $1 million related to mobile equipment rebuilds, $1 million for the tailings storage facility expansion and $5 million for other capital projects at the Fekola Mine, all of which is expected to be incurred in 2024.
•For payments of $51 million for construction activities at the Goose Project, all of which is expected to be incurred in 2024.
•For payments of $2 million for mobile equipment for Fekola Regional pre-development, all of which is expected to be incurred in 2024.
•For payments of $5 million for mobile equipment at the Masbate Mine, all of which is expected to be incurred in 2024.